Commitment and Contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Purchase Obligations
Momentus enters into purchase obligations in the normal course of business. These obligations include purchase orders and agreements to purchase goods or services that are enforceable, legally binding, and have significant terms and minimum purchases stipulated. As of September 30, 2024, the Company’s future unconditional purchase obligations are as follows:

(in thousands)
Remainder of 2024	$2,291
2025	2,975
Total	$5,266

Legal Proceedings
Securities Class Actions
On July 15, 2021, a purported stockholder of SRAC filed a putative class action complaint against SRAC, SRC-NI Holdings, LLC (“Sponsor”), Brian Kabot (SRAC CEO), James Norris (SRAC CFO), Momentus, and the Company’s co-founder and former CEO, Mikhail Kokorich, in the United States District Court for the Central District of
California, in a case captioned Jensen v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05744 (the “Jensen class action”). The complaint alleges that the defendants omitted certain material information in their public statements and disclosures regarding the Business Combination, in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock between October 7, 2020 and July 13, 2021. Subsequent complaints captioned Hall v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05943 and Depoy v. Stable Road Acquisition Corp., et al., No. 2:21-cv-06287 were consolidated in the first filed matter (collectively, referred to as the “Securities Class Actions”). An amended complaint was filed on November 12, 2021. The Company disputes the allegations in the Securities Class Actions.
On February 10, 2023, the lead plaintiff in the Securities Class Actions and the Company reached an agreement in principle to settle the Securities Class Actions. Under the terms of the agreement in principle, the lead plaintiff, on behalf of a class of all persons that purchased or otherwise acquired Company stock between October 7, 2020 and July 13, 2021, inclusive, would release the Company from all claims asserted or that could have been asserted in the Securities Class Actions and dismiss such claims with prejudice, in exchange for payment of $8.5 million by the Company (at least $4.0 million of which was funded by insurance proceeds).
On April 10, 2023, the parties filed a Notice of Settlement with the Court, and on August 18, 2023, the parties executed a Settlement Agreement. On August 30, 2023 the lead plaintiff filed a Motion for Preliminary Approval of Class Action Settlement, and the Court entered an Order Preliminarily Approving Settlement and Providing for Notice on September 21, 2023. Pursuant to that Order, on October 5, 2023, the Company paid $1.0 million into the settlement escrow account. On November 16, 2023, following the Court’s order granting lead plaintiff’s motion to enforce the settlement agreement and despite the Company’s attempts to negotiate an extension of time to satisfy its payment obligations, the Company paid an additional $3.5 million into the settlement escrow account. Insurance carriers made additional payments totaling $4.0 million into the settlement escrow account.
On April 23, 2024, the Court entered an order and judgment finally approving the settlement of the Securities Class Actions. A group of plaintiffs asserting the Delaware Class Actions (see below) objected to the scope of the release in the settlement, and the Court overruled the objection. Those objectors may or may not appeal the Court’s decision to overrule their objections and approve the settlement. The Company does not know the timing of when such an appeal, if filed, would be heard. If the objectors do not appeal the approval of the settlement, or if their appeal is ultimately rejected by the Court of Appeal, then the settlement will resolve all claims in the Securities Class Actions against the Company (except as to any shareholders that may elect to opt-out of the class). The Company and the other defendants have denied and continue to deny each and all of the claims alleged in the Securities Class Actions, and the proposed settlement contains no admission of liability, wrongdoing or responsibility by any of the defendants. In the event that a court, on appeal or otherwise, overturns the approval of the settlement, the Company will continue to vigorously defend against the claims asserted in the Securities Class Actions.
As a result of the agreement to settle the Securities Class Action, the Company recorded a litigation settlement contingency of $8.5 million. The Company additionally recorded an insurance receivable of $4.0 million for the insurance proceeds expected from its insurers related to the settlement. The net amount of $4.5 million was recognized in litigation settlement, net during the year ended December 31, 2022. As of March 31, 2024, the contingent liability in relation to Securities Class Action has been paid in full.
CFIUS Review
In February 2021, the Company and Mikhail Kokorich submitted a joint notice to the Committee on Foreign Investment in the United States (“CFIUS”) for review of the historical acquisition of interests in the Company by Mr. Kokorich, his wife, and entities that they control in response to concerns of the U.S. Department of Defense regarding the Company’s foreign ownership and control. On June 8, 2021, the U.S. Departments of Defense and the Treasury, on behalf of CFIUS, Mr. Kokorich, on behalf of himself and Nortrone Finance S.A. (an entity controlled by Mr. Kokorich), Lev Khasis and Olga Khasis, each in their respective individual capacities and on behalf of Brainyspace LLC (an entity controlled by Olga Khasis) entered into the NSA.
In accordance with the NSA and pursuant to stock repurchase agreements entered into with the Company, effective as of June 8, 2021, each of Mr. Kokorich, Nortrone Finance S.A. and Brainyspace LLC (collectively “the
Co-Founders”) agreed to sell 100% of their respective equity interests in the Company on June 30, 2021. The Company paid an aggregate of $40 million to the Co-Founders following the Business Combination, and an additional payment of an aggregate of $10 million was payable within 10 business days after cumulative business combination or capital raising transactions (whether in the form of debt or equity) resulted in cash proceeds to the Company of no less than $250 million.
On February 27, 2023 the Company raised aggregate gross proceeds of $10.0 million through the sale of securities (see Note 9 for additional information), which together with the Business Combination and other capital raising activities triggered the $10.0 million liability to the Co-Founders in accordance with the terms of the stock repurchase agreements. The amount had previously been recorded as an estimated liability with a corresponding offset to additional paid-in capital within the consolidated statements of stockholders’ equity as of December 31, 2022. CFIUS terminated the NSA in January 2024 at the request of the Company, and the Company is no longer subject to the provisions of the NSA.
The Company incurred legal expenses related to these matters of approximately $0.2 million and $0.3 million for the three and nine months ended September 30, 2024, respectively.
Shareholder Section 220 Litigation
On June 16, 2022, Plaintiff and the Company’s shareholder James Burk filed a verified complaint against the Company in the Delaware Court of Chancery, Case. No. 2022-0519, to inspect the books and records of the Company pursuant to Section 220 of the Delaware General Corporation Law. Plaintiff seeks production of books and records relating to the management of the Company and its disclosures to potential investors in connection with the Business Combination. On March 14, 2023, the Court granted the parties stipulation of dismissal with prejudice, and the matter was closed. The Company from time to time responds to books and records requests properly submitted pursuant to applicable Delaware law.
Shareholder Derivative Litigation
On June 20, 2022, a shareholder derivative action was filed by Brian Lindsey, on behalf of the Company, in the U.S. District Court for the Central District of California, Case No. 2:22-cv-04212, against the Company (as a nominal defendant), SRAC, Brian Kabot, Juan Manuel Quiroga, James Norris, James Hofmockel, Mikhail Kokorich, Dawn Harms, Fred Kennedy, Chris Hadfield, Mitchel B. Kugler, Victorino Mercado, Kimberly A. Reed, Linda J. Reiners, and John C. Rood. This derivative action alleges the same core allegations as stated in the Securities Class Action litigation. Defendants dispute the allegations as stated in this derivative action. On September 27, 2022, Plaintiff filed his Notice of Voluntary Dismissal without Prejudice seeking to dismiss the case. Because Plaintiff’s dismissal of this derivative action was voluntary and without prejudice, this plaintiff and/or other shareholders may seek to re-file the claims asserted in this matter at a later date. As noted below, Brian Lindsey re-filed a shareholder derivative action in Delaware Chancery Court on June 30, 2023.
On January 25, 2023, a shareholder derivative action was filed by Melissa Hanna, on behalf of the Company, in the U.S. District Court for the Northern District of California, Case No. 5:23-cv-00374, against the Company (as a nominal defendant), SRAC, Brian Kabot, Juan Manuel Quiroga, James Norris, James Hofmockel, Mikhail Kokorich, Dawn Harms, Fred Kennedy, Chris Hadfield, Mitchel B. Kugler, Victorino Mercado, Kimberly A. Reed, Linda J. Reiners, and John C. Rood (the “Derivative Action II”). The Derivative Action II alleges the same core allegations as stated in the Securities Class Actions, and also claims that the Company ignored and/or refused a prior demand made by Ms. Hanna on the Company’s Board of Directors. The Company intends to vigorously defend the litigation.
On April 25, 2023, a shareholder derivative action was filed by Justin Rivlin, purportedly on behalf of the Company, in the U.S. District Court for the District of California, Case No. 2:23-cv-03120, against the Company (as a nominal defendant), Brian Kabot, James Norris, Marc Lehmann, James Hofmockel, and Ann Kono. The Rivlin derivative action alleges the same core allegations as stated in the Securities Class Actions. The Company has filed a motion to dismiss the complaint on the grounds that the claims are time-barred and that the plaintiff was not excused from making a demand on the Company before filing the lawsuit. The Company intends to vigorously defend the litigation.
On August 4, 2023, the plaintiff in the Rivlin action responded to the Company's motion to dismiss by filing an amended complaint adding new claims and new defendants, including existing Board members Chris Hadfield, Mitchel B. Kugler, Kimberly A. Reed, Linda J. Reiners and John C. Rood.
On June 30, 2023, a shareholder derivative action was filed by Brian Lindsey, purportedly on behalf of the Company in the Court of Chancery for the State of Delaware (Case No. 2023-0674), against the Company (as a nominal defendant), Juan Manuel Quiroga, James Norris, James Hofmockel, Stable Road Acquisition Corp., SRC-NI Holdings, LLC, Mikhail Kokorich, Brian Kabot, Dawn Harms, Fred Kennedy, Chris Hadfield, Mitchel B. Kugler, Victorino Mercado, Kimberly A. Reed, Linda J. Reiners and John C. Rood. The Lindsey derivative action alleges the same core allegations as stated in the Securities Class Actions. The Company intends to vigorously defend the litigation.
On August 26, 2024, an unopposed motion for the preliminary approval of settlement was filed after the Company reached an agreement in principle for a proposed settlement of certain shareholder derivative litigation. The proposed settlement, as set forth more fully in the Stipulation and Agreement of Settlement filed with the court, requires the Company to adopt certain corporate governance reforms. The reforms must be maintained for a minimum period of four years.
On September 16, 2024, the U.S. District Court for the Northern District of California issued an order primarily approving the settlement and providing for notice of the settlement to stockholders of the Company in the matters captioned Hanna v. Kabot, et al., Case No. 5:23-cv-00374 (N.D. Cal.); Rivlen v. Kabot, et al., Case No. 2:23-cv-03120 (C.D. Cal.); Lindsey v. Quiroga, et al., Case No. 20230674 (Del. Ch.); and the litigation demand made by Momentus stockholder, Kamal Qureshi (collectively, the “Derivative Matters”). The proposed settlement calls for the Company to adopt certain corporate governance reforms and pay lead plaintiffs’ attorney’s fees, litigation expenses, and lead plaintiff service awards.
The order set a final approval hearing for November 21, 2024.
SAFE Note Litigation
On July 20, 2022, The Larian Living Trust (“TLLT”) filed an action against the Company in New Castle County Superior Court, Delaware, in the Complex Commercial Litigation Division, Case No. N22C-07-133 EMD CCLD. TLLT pleads claims for fraudulent inducement and breach of contract arising from two investment contracts pursuant to which TLLT alleges it invested $4.0 million in the Company. TLLT alleges that a “liquidity event” occurred when the Company closed the Business Combination, such that it was entitled to the greater of its $4.0 million investment or its “Conversion Amount” of the Company’s shares, which was a total of 14,500 shares of the Company’s stock. TLLT further alleges that the Company refused to provide it the conversion amount of shares until April 2022, at which point the value of its shares had dropped significantly from their peak value in August of 2021, in excess of $7.6 million. TLLT seeks damages in excess of $7.6 million, in addition to interests and its attorney’s fees and costs. On March 16, 2023, the Company’s motion to dismiss TLLT’s claims was denied and the parties will move forward with discovery. On July 13, 2023, the Company filed a motion for partial summary judgment. The hearing on the Company’s motion for partial summary judgment was set for November 8, 2023, TLLT filed an Answering Brief on September 15, 2023, and the Company filed a Reply Brief on October 16, 2023. On January 31, 2024, the Superior Court denied the Company’s motion for partial summary judgment. The Company disputes the allegations in the complaint and intends to vigorously defend the litigation.
Founder Litigation
On June 8, 2021, former co-founders and shareholders of the Company, Mikhail Kokorich and Lev Khasis signed the NSA alongside stock repurchase agreements, whereby they agreed to divest their interests in the Company in exchange for a cash payments and other considerations. As part of the NSA and stock repurchase agreements, Messrs. Kokorich and Khasis agreed to a broad waiver and release of all claims (broadly defined) against the Company. The Company has maintained that this release is effective as to various advancement and indemnification claims either individual may have against the Company.
Both Messrs. Kokorich and Khasis have, through counsel, disagreed with the Company's position. For example, Mr. Kokorich is named as a defendant in the securities class action pending against the Company and other defendants, although he has not been served nor appeared in those matters. In addition, Mr. Kokorich is the sole defendant in a civil litigation action filed against him by the Securities and Exchange Commission, which remains pending in the U.S. District Court for the District of Columbia, Case No. 1:21-cv-01869. Mr. Kokorich has demanded indemnification and advancement from the Company for his fees and costs incurred in these actions, which claims are disputed by the Company.
The Company continues to maintain that Mr. Kokorich’s release in the NSA and stock repurchase agreements is effective as to his claims for advancement and indemnification in these litigation matters. On August 16, 2022, Mr. Kokorich filed a verified complaint against the Company in the Delaware Court of Chancery (Case. No. 2022-0722) seeking indemnification and advancement from the Company. Following the Company filing a motion to dismiss this action, on November 14, 2022, Mr. Kokorich filed an amended complaint. Additional motions to dismiss and replies were filed and considered at a hearing on February 2, 2023. The Delaware Court of Chancery granted the Company’s motion to dismiss the Kokorich indemnification claim action on May 15, 2023.On June 13, 2023, Kokorich filed a notice of appeal. On July 28, 2023, Kokorich filed Appellant’s Brief. The Company filed Appellee’s Answering Brief on August 28, 2023, and Kokorich filed a Reply Brief on September 15, 2023. The oral argument on Kokorich’s appeal was scheduled for November 15, 2023. On November 30, 2023, the Delaware Supreme Court affirmed the judgement of the Delaware Court of Chancery.
On March 24, 2023, Mr. Khasis filed a verified complaint against the Company in the Delaware Court of Chancery (Case. No. 2023-0361) seeking indemnification and advancement of expenses from the Company. On April 17, 2023, the Company filed a motion to dismiss. On May 16, 2023. Mr. Khasis filed an amended complaint. On May 23, 2023, Momentus filed a motion to dismiss the amended complaint. Separately, Khasis has requested an expedited trial in his claim for advancement of fees. On June 23, 2023, the Court of Chancery ordered that Khasis indemnification litigation will not be stayed pending the appeal of the Kokorich claim. Moreover, the Court of Chancery further ordered the parties to prepare a scheduling order to the Court which includes all relevant deadlines to argue the Company’s motion to dismiss and Khasis’ expedited motion for advancement concurrently. The parties are currently negotiating concerning an acceptable schedule. On October 17, 2023, the parties reached an agreement to stay the proceeding until January 1, 2024. On October 18, 2023, the Company paid Mr. Khasis $0.1 million related to Mr. Khasis’ legal expenses. The Company disputes the allegations in the complaint and intends to vigorously defend the litigation.
Delaware Class Actions
On November 10, 2022, purported stockholders filed a putative class action complaint against Brian Kabot, James Hofmockel, Ann Kono, Marc Lehmann, James Norris, Juan Manuel Quiroga, SRC-NI Holdings, LLC, Edward K. Freedman, Mikhail Kokorich, Dawn Harms, Fred Kennedy, and John C. Rood in the Court of Chancery of the State of Delaware, in a case captioned Shirley, et al. v. Kabot et al., 2022-1023-PAF (the “Shirley Action”). The complaint alleges that the defendants made certain material misrepresentations, and omitted certain material information, in their public statements and disclosures regarding the Proposed Transaction, in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock on or before August 9, 2021.
On March 16, 2023, purported stockholders of the Company filed a putative class action complaint against certain current and former directors and officers of the Company in the Delaware Court of Chancery, in a case captioned Lora v. Kabot, et al., Case No. 2023-0322 (the “Lora Action”). Like the Shirley complaint, the complaint alleges that the defendants made certain material misrepresentations, and omitted certain material information, in their public statements and disclosures regarding the Business Combination in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock on or before August 9, 2021.
On March 17, 2023, purported stockholders of the Company filed a putative class action complaint against certain current and former directors and officers of the Company in the Delaware Court of Chancery, in a case captioned Burk v. Kabot, et al., Case No. 2023-0334 (the “Burk Action”). Like the Lora and Shirley complaints, the Burk complaint alleges that the defendants made certain material misrepresentations, and omitted certain material information, in their public statements and disclosures regarding the Business Combination in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock on or before August 9, 2021.
On May 26, 2023, plaintiffs filed a stipulation and proposed order for consolidation and appointment of co-lead plaintiffs and co-lead plaintiffs’ counsel designating the complaint filed in the Lora Action as the operative complaint. On June 30, 2023, the defendants each filed a motion to dismiss the complaint. On October 26, 2023, plaintiffs filed their answering briefs in opposition to the motions to dismiss, and the defendants’ reply briefs are due to be filed on or before December 14, 2023, and a hearing on the motions to dismiss was held for February 1, 2024.
The Shirley Action, the Lora Action, and the Burk Action have been consolidated under the caption, In re Momentus, Inc. Stockholders Litigation, C.A. No. 2022-1023-PAF (Del Ch. Nov. 10, 2022). These putative class actions do not name the Company as a defendant. Regardless, the SRAC directors and officers, together with current and former directors and officers of the Company, have demanded indemnification and advancement from the Company, under the terms of the merger agreement and the exhibits thereto, the Delaware corporate code, the Company’s bylaws, and their individual indemnification agreements. The Company may be liable for the fees and costs incurred by the defendants and has an obligation to advance such fees during the pendency of the litigation. The Company understands that the defendants dispute the allegations in the complaint and intend to vigorously defend against any such litigation.
Threatened Claims
On October 23, 2023, Stephen J. Purcell, on behalf of the law firm Purcell & Lefkowitz LLP, threatened to file a legal proceeding to receive attorney’s fees in the amount of $80,000 related to a stockholder litigation demand letter submitted to Momentus, dated July 20, 2021 on behalf of Joel Zalvin, a purported stockholder of Momentus. The stockholder litigation demand letter asserted that the vote to increase the number of shares of Class A common stock of Momentus at the special meeting of stockholders on August 11, 2021 was conducted in violation of Delaware law. On March 14, 2023, the Delaware Court of Chancery granted the Company’s request pursuant to 8 Del. C. § 205, or Section 205 of the Delaware General Corporation Law (the “Petition”) in order to validate and declare effective the Second Amended and Restated Certificate of Incorporation of the Company and validate and declare effective the shares of the Company’s Class A common stock issued in reliance on such provisions of the Second Amended and Restated Certificate of Incorporation of the Company as of the date of the original issuance of such shares. Further on March 14, 2023, the Court of Chancery entered an order under 8 Del. C. § 205 (i) declaring the Second Amended and Restated Certificate of Incorporation of the Company, including the filing and effectiveness thereof, as validated and effective retroactive to the date of its filing with the Office of the Secretary of State of the State of Delaware on August 12, 2021, and (ii) ordering that the Company’s Class A common stock (and the issuance of the Class A common stock) described in the Petition and any other securities issued in reliance of the validity of the Second Amended and Restated Certificate of Incorporation of the Company are validated and declared effective, each as of the original issuance dates. Momentus did not take action in response to the July 20, 2021 demand letter, but rather filed the Petition over one year later, following a decision by the Delaware Chancery Court that created uncertainty as to the validity of the Company’s Second Amended and Restated Certificate of Incorporation. Accordingly, Momentus believes that the threatened claim is without merit and intends to vigorously defend any such claim if brought.
Prior to the close of the Business Combination, Alex Ciccotelli, represented by Rigrodsky Law, sent SRAC a disclosure demand letter dated November 9, 2020, and Jeffrey Justice II, represented by Grabar Law Office, sent SRAC a disclosure demand letter dated August 3, 2021. Mr. Ciccotelli then filed a civil action against SRAC. After receiving various shareholder disclosure demands, SRAC voluntarily issued certain pre-closing supplemental disclosures, without admission, as stated in its August 5, 2021 Form 8-K filing. The Ciccotelli action was thereafter dismissed as moot. On March 20, 2023, Rigrodsky Law threatened to file a fee petition seeking an award of fees and expenses if the Company does not agree to pay a mootness fee, and more recently, in October 2023, reiterated the demand on behalf of Messrs. Ciccotelli and Justice for payment of mootness fees. The Company maintains that, while certain amendments were made by SRAC to pre-closing disclosures, none of the disclosures made was material and the Company disputes that the claims for fees have merit.
Indemnification Claims
On July 31, 2024, certain former employees of the Company obtained a legal judgment in the amount of $0.5 million inclusive of interest and expenses related to claims for the advancement and reimbursement of certain legal expenses of the former employees. The Company paid the former employees $0.5 million in September 2024.
Shareholder Derivative Litigation (Hanna, Lindsey, and Rivlin)
The plaintiffs have moved for final approval of the proposed settlement to resolve all three actions. This settlement approval motion is currently scheduled for a hearing on November 21, 2024, in the Hanna case (U.S.D.C., Northern District of California). To date, the parties have not received any objection to the settlement or any opposition to the motion for final settlement approval.
Other Litigation and Related Matters
These and other litigation matters may be time-consuming, divert management's attention and resources, cause the Company to incur significant defense and settlement costs or liability, even if we believe the claims asserted against us are without merit. We intend to vigorously defend against all such claims. Because of the potential risks, expenses and uncertainties of litigation, as well as claims for indemnity from various of the parties concerned, we may from time to time settle disputes, even where we believe that we have meritorious claims or defenses. Because litigation is inherently unpredictable, further compounded by various claims for indemnity which may or may not be fully insured, we cannot assure that the results of these actions, either individually or in the aggregate, will not have a material adverse effect on our operating results and financial condition.
From time to time, the Company may be a party to litigation and subject to claims incident to the ordinary course of business or in connection with the matters discussed above. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources and other factors. At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under ASC Sub-Topic 450-20. Legal fees are expensed as incurred.

Note 12. Commitments and Contingencies
Purchase Obligations
Momentus enters into purchase obligations in the normal course of business. These obligations include purchase orders and agreements to purchase goods or services that are enforceable, legally binding, and have significant terms and minimum purchases stipulated. As of December 31, 2023, the Company’s future unconditional purchase obligations are as follows:

(in thousands)
2024	$2,597
Total	$2,597

Legal Proceedings
Securities Class Actions
On July 15, 2021, a purported stockholder of SRAC filed a putative class action complaint against SRAC, SRC-NI Holdings, LLC (“Sponsor”), Brian Kabot (SRAC CEO), James Norris (SRAC CFO), Momentus, and the Company’s co-founder and former CEO, Mikhail Kokorich, in the United States District Court for the Central District of California, in a case captioned Jensen v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05744 (the “Jensen class action”). The complaint alleges that the defendants omitted certain material information in their public statements and disclosures regarding the Business Combination, in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock between October 7, 2020 and July 13, 2021. Subsequent complaints captioned Hall v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05943 and Depoy v. Stable Road Acquisition Corp., et al., No. 2:21-cv-06287 were consolidated in the first filed matter (collectively, referred to as the “Securities Class Actions”). An amended complaint was filed on November 12, 2021. The Company disputes the allegations in the Securities Class Actions.
On February 10, 2023, the lead plaintiff in the Securities Class Actions and the Company reached an agreement in principle to settle the Securities Class Actions. Under the terms of the agreement in principle, the lead plaintiff, on behalf of a class of all persons that purchased or otherwise acquired Company stock between October 7, 2020 and July 13, 2021, inclusive, would release the Company from all claims asserted or that could have been asserted in the Securities Class Actions and dismiss such claims with prejudice, in exchange for payment of $8.5 million by the Company (at least $4.0 million of which was funded by insurance proceeds).
On April 10, 2023, the parties filed a Notice of Settlement with the Court, and on August 18, 2023, the parties executed a Settlement Agreement. On August 30, 2023 the lead plaintiff filed a Motion for Preliminary Approval of Class Action Settlement, and the Court entered an Order Preliminarily Approving Settlement and Providing for Notice on September 21, 2023. Pursuant to that Order, on October 5, 2023, the Company paid $1.0 million into the settlement escrow account. On November 16, 2023, following the Court’s order granting lead plaintiff’s motion to enforce the settlement agreement and despite the Company’s attempts to negotiate an extension of time to satisfy its payment obligations, the Company paid an additional $3.5 million into the settlement escrow account. Insurance carriers made additional payments totaling $4.0 million into the settlement escrow account.
On April 23, 2024, the Court entered an order and judgment finally approving the settlement of the Securities Class Actions. A group of plaintiffs asserting the Delaware Class Actions (see below) objected to the scope of the release in the settlement, and the Court overruled the objection. Those objectors may or may not appeal the Court’s decision to overrule their objections and approve the settlement. The Company does not know the timing of when such an appeal, if filed, would be heard. If the objectors do not appeal the approval of the settlement, or if their appeal is ultimately rejected by the Court of Appeal, then the settlement will resolve all claims in the Securities Class Actions against the Company (except as to any shareholders that may elect to opt-out of the class). The Company and the other defendants have denied and continue to deny each and all of the claims alleged in the Securities Class Actions, and the proposed settlement contains no admission of liability, wrongdoing or responsibility by any of the defendants. In the event that a court, on appeal or otherwise, overturns the approval of the settlement, the Company will continue to vigorously defend against the claims asserted in the Securities Class Actions.
As a result of the agreement to settle the Securities Class Action, the Company recorded a litigation settlement contingency of $8.5 million. The Company additionally recorded an insurance receivable of $4.0 million for the insurance proceeds expected from its insurers related to the settlement. The net amount of $4.5 million was recognized in litigation settlement, net during the year ended December 31, 2022.
CFIUS Review
In February 2021, the Company and Mikhail Kokorich submitted a joint notice to the CFIUS for review of the historical acquisition of interests in the Company by Mr. Kokorich, his wife, and entities that they control in response to concerns of the U.S. Department of Defense regarding the Company’s foreign ownership and control. On June 8,
2021, the U.S. Departments of Defense and the Treasury, on behalf of CFIUS, Mr. Kokorich, on behalf of himself and Nortrone Finance S.A. (an entity controlled by Mr. Kokorich), Lev Khasis and Olga Khasis, each in their respective individual capacities and on behalf of Brainyspace LLC (an entity controlled by Olga Khasis) entered into the NSA.
In accordance with the NSA and pursuant to stock repurchase agreements entered into with the Company, effective as of June 8, 2021, each of Mr. Kokorich, Nortrone Finance S.A. and Brainyspace LLC (collectively “the Co-Founders”) agreed to sell 100% of their respective equity interests in the Company on June 30, 2021. The Company paid an aggregate of $40 million to the Co-Founders following the Business Combination, and an additional payment of an aggregate of $10 million was payable within 10 business days after cumulative business combination or capital raising transactions (whether in the form of debt or equity) resulted in cash proceeds to the Company of no less than $250 million.
On February 27, 2023 the Company raised aggregate gross proceeds of $10.0 million through the sale of securities (see Note 9 for additional information), which together with the Business Combination and other capital raising activities triggered the $10.0 million liability to the Co-Founders in accordance with the terms of the stock repurchase agreements. The amount had previously been recorded as an estimated liability with a corresponding offset to additional paid-in capital within the consolidated statements of stockholders’ equity as of December 31, 2022. CFIUS terminated the NSA in January 2024 at the request of the Company, and the Company is no longer subject to the provisions of the NSA.
The Company incurred legal expenses related to these matters of approximately $0.4 million and $1.7 million for the years ended December 31, 2023 and 2022, respectively, and expects to continue to incur legal expenses in the future.
Shareholder Section 220 Litigation
On June 16, 2022, Plaintiff and the Company’s shareholder James Burk filed a verified complaint against the Company in the Delaware Court of Chancery, Case. No. 2022-0519, to inspect the books and records of the Company pursuant to Section 220 of the Delaware General Corporation Law. Plaintiff seeks production of books and records relating to the management of the Company and its disclosures to potential investors in connection with the Business Combination. On March 14, 2023, the Court granted the parties stipulation of dismissal with prejudice, and the matter was closed. The Company from time to time responds to books and records requests properly submitted pursuant to applicable Delaware law.
Shareholder Derivative Litigation
On June 20, 2022, a shareholder derivative action was filed by Brian Lindsey, on behalf of the Company, in the U.S. District Court for the Central District of California, Case No. 2:22-cv-04212, against the Company (as a nominal defendant), SRAC, Brian Kabot, Juan Manuel Quiroga, James Norris, James Hofmockel, Mikhail Kokorich, Dawn Harms, Fred Kennedy, Chris Hadfield, Mitchel B. Kugler, Victorino Mercado, Kimberly A. Reed, Linda J. Reiners, and John C. Rood. This derivative action alleges the same core allegations as stated in the securities class action litigation. Defendants dispute the allegations as stated in this derivative action. On September 27, 2022, Plaintiff filed his Notice of Voluntary Dismissal without Prejudice seeking to dismiss the case. Because Plaintiff’s dismissal of this derivative action was voluntary and without prejudice, this plaintiff and/or other shareholders may seek to re-file the claims asserted in this matter at a later date. As noted below, Brian Lindsey re-filed a shareholder derivative action in Delaware Chancery Court on June 30, 2023.
On January 25, 2023, a shareholder derivative action was filed by Melissa Hanna, on behalf of the Company, in the U.S. District Court for the Northern District of California, Case No. 5:23-cv-00374, against the Company (as a nominal defendant), SRAC, Brian Kabot, Juan Manuel Quiroga, James Norris, James Hofmockel, Mikhail Kokorich, Dawn Harms, Fred Kennedy, Chris Hadfield, Mitchel B. Kugler, Victorino Mercado, Kimberly A. Reed, Linda J. Reiners, and John C. Rood (the “Derivative Action II”). The Derivative Action II alleges the same core allegations as stated in the Securities Class Actions, and also claims that the Company ignored and/or refused a prior demand made by Ms. Hanna on the Company’s Board of Directors. The Company intends to vigorously defend the litigation.
On April 25, 2023, a shareholder derivative action was filed by Justin Rivlin, purportedly on behalf of the Company, in the U.S. District Court for the District of California, Case No. 2:23-cv-03120, against the Company (as a nominal defendant), Brian Kabot, James Norris, Marc Lehmann, James Hofmockel, and Ann Kono. The Rivlin derivative action alleges the same core allegations as stated in the Securities Class Actions. The Company has filed a motion to dismiss the complaint on the grounds that the claims are time-barred and that the plaintiff was not excused from making a demand on the Company before filing the lawsuit. The Company intends to vigorously defend the litigation. On August 4, 2023, the plaintiff in the Rivlin action responded to the Company’s motion to dismiss by filing an amended complaint adding new claims and new defendants, including existing Board members Chris Hadfield, Mitchel B. Kugler, Kimberly A. Reed, Linda J. Reiners and John C. Rood.
On June 30, 2023, a shareholder derivative action was filed by Brian Lindsey, purportedly on behalf of the Company in the Court of Chancery for the State of Delaware (Case No. 2023-0674), against the Company (as a nominal defendant), Juan Manuel Quiroga, James Norris, James Hofmockel, Stable Road Acquisition Corp., SRC-NI Holdings, LLC, Mikhail Kokorich, Brian Kabot, Dawn Harms, Fred Kennedy, Chris Hadfield, Mitchel B. Kugler, Victorino Mercado, Kimberly A. Reed, Linda J. Reiners and John C. Rood. The Lindsey derivative action alleges the same core allegations as stated in the Securities Class Actions. The Company intends to vigorously defend the litigation.
The Company and other defendants held a joint mediation on October 25, 2023 with the plaintiffs in the Hanna, Rivlin and Lindsey derivative actions. The mediation did not result in a settlement at that time, but the parties are continuing to discuss possible settlement under the supervision of the mediator. If the cases do not settle, the Company intends to defend the action vigorously.
SAFE Note Litigation
On July 20, 2022, The Larian Living Trust (“TLLT”) filed an action against the Company in New Castle County Superior Court, Delaware, in the Complex Commercial Litigation Division, Case No. N22C-07-133 EMD CCLD. TLLT pleads claims for fraudulent inducement and breach of contract arising from two investment contracts pursuant to which TLLT alleges it invested $4.0 million in the Company. TLLT alleges that a “liquidity event” occurred when the Company closed the Business Combination, such that it was entitled to the greater of its $4.0 million investment or its “Conversion Amount” of the Company’s shares, which was a total of 14,500 shares of the Company’s stock. TLLT further alleges that the Company refused to provide it the conversion amount of shares until April 2022, at which point the value of its shares had dropped significantly from their peak value in August of 2021, in excess of $7.6 million. TLLT seeks damages in excess of $7.6 million, in addition to interests and its attorney’s fees and costs. On March 16, 2023, the Company’s motion to dismiss TLLT’s claims was denied and the parties will move forward with discovery. On July 13, 2023, the Company filed a motion for partial summary judgment. The hearing on the Company’s motion for partial summary judgment was set for November 8, 2023, TLLT filed an Answering Brief on September 15, 2023, and the Company filed a Reply Brief on October 16, 2023. On January 31, 2024, the Superior Court denied the Company's motion for partial summary judgment. The Company disputes the allegations in the complaint and intends to vigorously defend the litigation.
Founder Litigation
On June 8, 2021, former co-founders and shareholders of the Company, Mikhail Kokorich and Lev Khasis signed the NSA alongside stock repurchase agreements, whereby they agreed to divest their interests in the Company in exchange for a cash payments and other considerations. As part of the NSA and stock repurchase agreements, Messrs. Kokorich and Khasis agreed to a broad waiver and release of all claims (broadly defined) against the Company. The Company has maintained that this release is effective as to various advancement and indemnification claims either individual may have against the Company.
Both Messrs. Kokorich and Khasis have, through counsel, disagreed with the Company’s position. For example, Mr. Kokorich is named as a defendant in the securities class action pending against the Company and other defendants, although he has not been served nor appeared in those matters. In addition, Mr. Kokorich is the sole defendant in a civil litigation action filed against him by the Securities and Exchange Commission, which remains pending in the U.S. District Court for the District of Columbia, Case No. 1:21-cv-01869. Mr. Kokorich has demanded indemnification and advancement from the Company for his fees and costs incurred in these actions, which claims are disputed by the Company.
The Company continues to maintain that Mr. Kokorich’s release in the NSA and stock repurchase agreements is effective as to his claims for advancement and indemnification in these litigation matters. On August 16, 2022, Mr. Kokorich filed a verified complaint against the Company in the Delaware Court of Chancery (Case. No. 2022-0722) seeking indemnification and advancement from the Company. Following the Company filing a motion to dismiss this action, on November 14, 2022, Mr. Kokorich filed an amended complaint. Additional motions to dismiss and replies were filed and considered at a hearing on February 2, 2023. The Delaware Court of Chancery granted the Company’s motion to dismiss the Kokorich indemnification claim action on May 15, 2023.On June 13, 2023, Kokorich filed a notice of appeal. On July 28, 2023, Kokorich filed Appellant’s Brief. The Company filed Appellee’s Answering Brief on August 28, 2023, and Kokorich filed a Reply Brief on September 15, 2023. The oral argument on Kokorich’s appeal was scheduled for November 15, 2023. On November 30, 2023, the Delaware Supreme Court affirmed the judgement of the Delaware Court of Chancery.
On March 24, 2023, Mr. Khasis filed a verified complaint against the Company in the Delaware Court of Chancery (Case. No. 2023-0361) seeking indemnification and advancement of expenses from the Company. On April 17, 2023, the Company filed a motion to dismiss. On May 16, 2023. Mr. Khasis filed an amended complaint. On May 23, 2023, Momentus filed a motion to dismiss the amended complaint. Separately, Khasis has requested an expedited trial in his claim for advancement of fees. On June 23, 2023, the Court of Chancery ordered that Khasis indemnification litigation will not be stayed pending the appeal of the Kokorich claim. Moreover, the Court of Chancery further ordered the parties to prepare a scheduling order to the Court which includes all relevant deadlines to argue the Company’s motion to dismiss and Khasis’ expedited motion for advancement concurrently. The parties are currently negotiating concerning an acceptable schedule. On October 17, 2023, the parties reached an agreement to stay the proceeding until January 1, 2024. On October 18, 2023, the Company paid Mr. Khasis $0.1 million related to Mr. Khasis’ legal expenses. The Company disputes the allegations in the complaint and intends to vigorously defend the litigation.
Delaware Class Actions
On November 10, 2022, purported stockholders filed a putative class action complaint against Brian Kabot, James Hofmockel, Ann Kono, Marc Lehmann, James Norris, Juan Manuel Quiroga, SRC-NI Holdings, LLC, Edward K. Freedman, Mikhail Kokorich, Dawn Harms, Fred Kennedy, and John C. Rood in the Court of Chancery of the State of Delaware, in a case captioned Shirley, et al. v. Kabot et al., 2022-1023-PAF (the “Shirley Action”). The complaint alleges that the defendants made certain material misrepresentations, and omitted certain material information, in their public statements and disclosures regarding the Proposed Transaction, in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock on or before August 9, 2021.
On March 16, 2023, purported stockholders of the Company filed a putative class action complaint against certain current and former directors and officers of the Company in the Delaware Court of Chancery, in a case captioned Lora v. Kabot, et al., Case No. 2023-0322 (the “Lora Action”). Like the Shirley complaint, the complaint alleges that the defendants made certain material misrepresentations, and omitted certain material information, in their public statements and disclosures regarding the Business Combination in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock on or before August 9, 2021.
On March 17, 2023, purported stockholders of the Company filed a putative class action complaint against certain current and former directors and officers of the Company in the Delaware Court of Chancery, in a case captioned Burk v. Kabot, et al., Case No. 2023-0334 (the “Burk Action”). Like the Lora and Shirley complaints, the Burk complaint alleges that the defendants made certain material misrepresentations, and omitted certain material information, in their public statements and disclosures regarding the Business Combination in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock on or before August 9, 2021.
On May 26, 2023, plaintiffs filed a stipulation and proposed order for consolidation and appointment of co-lead plaintiffs and co-lead plaintiffs’ counsel designating the complaint filed in the Lora Action as the operative complaint. On June 30, 2023, the defendants each filed a motion to dismiss the complaint. On October 26, 2023, plaintiffs filed their answering briefs in opposition to the motions to dismiss, and the defendants’ reply briefs are due to be filed on or before December 14, 2023, and a hearing on the motions to dismiss was held for February 1, 2024.
The Shirley Action, the Lora Action, and the Burk Action have been consolidated under the caption, In re Momentus, Inc. Stockholders Litigation, C.A. No. 2022-1023-PAF (Del Ch. Nov. 10, 2022). These putative class actions do not name the Company as a defendant. Regardless, the SRAC directors and officers, together with current and former directors and officers of the Company, have demanded indemnification and advancement from the Company, under the terms of the merger agreement and the exhibits thereto, the Delaware corporate code, the Company’s bylaws, and their individual indemnification agreements. The Company may be liable for the fees and costs incurred by the defendants, and has an obligation to advance such fees during the pendency of the litigation. The Company understands that the defendants dispute the allegations in the complaint and intend to vigorously defend against any such litigation.
Threatened Claims
On October 23, 2023, Stephen J. Purcell, on behalf of the law firm Purcell & Lefkowitz LLP, threatened to file a legal proceeding to receive attorney’s fees in the amount of $80,000 related to a stockholder litigation demand letter submitted to Momentus, dated July 20, 2021 on behalf of Joel Zalvin, a purported stockholder of Momentus. The stockholder litigation demand letter asserted that the vote to increase the number of shares of Class A common stock of Momentus at the special meeting of stockholders on August 11, 2021 was conducted in violation of Delaware law. On March 14, 2023, the Delaware Court of Chancery granted the Company’s request pursuant to 8 Del. C. § 205, or Section 205 of the Delaware General Corporation Law (the “Petition”) in order to validate and declare effective the Second Amended and Restated Certificate of Incorporation of the Company and validate and declare effective the shares of the Company’s Class A common stock issued in reliance on such provisions of the Second Amended and Restated Certificate of Incorporation of the Company as of the date of the original issuance of such shares. Further on March 14, 2023, the Court of Chancery entered an order under 8 Del. C. § 205 (i) declaring the Second Amended and Restated Certificate of Incorporation of the Company, including the filing and effectiveness thereof, as validated and effective retroactive to the date of its filing with the Office of the Secretary of State of the State of Delaware on August 12, 2021, and (ii) ordering that the Company’s Class A common stock (and the issuance of the Class A common stock) described in the Petition and any other securities issued in reliance of the validity of the Second Amended and Restated Certificate of Incorporation of the Company are validated and declared effective, each as of the original issuance dates. Momentus did not take action in response to the July 20, 2021 demand letter, but rather filed the Petition over one year later, following a decision by the Delaware Chancery Court that created uncertainty as to the validity of the Company’s Second Amended and Restated Certificate of Incorporation. Accordingly, Momentus believes that the threatened claim is without merit and intends to vigorously defend any such claim if brought.
Prior to the close of the Business Combination, Alex Ciccotelli, represented by Rigrodsky Law, sent SRAC a disclosure demand letter dated November 9, 2020, and Jeffrey Justice II, represented by Grabar Law Office, sent SRAC a disclosure demand letter dated August 3, 2021. Mr. Ciccotelli then filed a civil action against SRAC. After receiving various shareholder disclosure demands, SRAC voluntarily issued certain pre-closing supplemental disclosures, without admission, as stated in its August 5, 2021 Form 8-K filing. The Ciccotelli action was thereafter dismissed as moot. On March 20, 2023, Rigrodsky Law threatened to file a fee petition seeking an award of fees and expenses if the Company does not agree to pay a mootness fee, and more recently, in October 2023, reiterated the demand on behalf of Messrs. Ciccotelli and Justice for payment of mootness fees. The Company maintains that, while certain amendments were made by SRAC to pre-closing disclosures, none of the disclosures made was material and the Company disputes that the claims for fees have merit.
Other Litigation and Related Matters
These and other litigation matters may be time-consuming, divert management’s attention and resources, cause the Company to incur significant defense and settlement costs or liability, even if we believe the claims asserted against us are without merit. We intend to vigorously defend against all such claims. Because of the potential risks, expenses and uncertainties of litigation, as well as claims for indemnity from various of the parties concerned, we may from time to time, settle disputes, even where we believe that we have meritorious claims or defenses. Because litigation is inherently unpredictable, further compounded by various claims for indemnity which may or may not be fully insured, we cannot assure that the results of these actions, either individually or in the aggregate, will not have a material adverse effect on our consolidated operating results and financial condition.
From time to time, the Company may be a party to litigation and subject to claims incident to the ordinary course of business or in connection with the matters discussed above. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources and other factors. At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under ASC Sub-Topic 450-20. Legal fees are expensed as incurred.